Loss Per Share - Summary of Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic and diluted
Loss attributable to equity holders of the parent	$ (3,350,619)	$ (385,297)	$ (155,575)
Shares used in calculation
Weighted-average shares outstanding	343,829,481	318,843,239	264,432,214
Basic and diluted loss per share attributable to owners of the parent	$ (9.75)	$ (1.21)	$ (0.59)